Shareholder Accounts                                 Corporate Offices
c/o Ultimus Fund Solutions, LLC                      3707 W. Maple Road
P.O. Box 46707                                    Bloomfield Hills, MI  48301
Cincinnati, OH  45246				        (248) 644-8500
1-888-726-0753           SCHWARTZ VALUE FUND	      Fax (248) 644-4250


May 2, 2001


Securities and Exchange Commission
Public Filing Desk
450 Fifth Street, NW
Washington, D.C. 20549

Re:	Schwartz Investment Trust (the "Trust")
	File No. 33-51626

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 12) has been filed electronically.

If you have any questions, please contact me at 513-587-3403.

Very truly yours,


/s/ John F. Splain

John F. Splain
Assistant Secretary